Fair Value Measurements - Investments measured at fair value based on NAV (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) funds	Dec. 31, 2024 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,646,063,039	$ 8,459,934,366
Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 8,464,205,151	$ 7,467,602,411
State Street Global Advisors Funds
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	15 days	15 days
Number of funds | funds	4
State Street Global Advisors Funds | Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 5,304,110,337	$ 4,639,674,999
Vanguard Target Retirement Trust Select
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	12 months	12 months
Number of funds | funds	12
Vanguard Target Retirement Trust Select | Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,404,859,784	$ 2,138,206,463
BlackRock Russell 2500 Alpha Tilts – Fund F | Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 397,921,908	$ 383,570,698
MetWest Total Return Bond Fund (CIT) Class C
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	5 days	5 days
Percentage of assets, threshold	20.00%	20.00%
MetWest Total Return Bond Fund (CIT) Class C | Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 100,890,239	$ 79,567,717
BlackRock Government Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	30 days	30 days
BlackRock Government Short Term Investment Fund | Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 256,422,883	$ 226,582,534